UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6115

Date of fiscal year end: August 31

Date of reporting period: July 1, 2014 – June 30, 2015

Item 1. Proxy Voting Record.

Name of Fund:	Samson STRONG Nations Currency Fund
Period:	July 1, 2014 - June 30, 2015

Company Name	Meeting Date	CUSIP	Ticker
SPDR GOLD TRUST	8/29/2014	78463V107	GLD

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1. Amend Trust Indenture to change the manner in which ordinary fess and expenses are paid.	issuer
For	For	2. Amend section 3.08 of the Trust Indenture.	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title)    /s/ John Buckel
    John Buckel
    President, Trust for Professional Managers

Date     August 5, 2015